ALLIANCE
MUNICIPAL
TRUST
- New York Portfolio

                                                       Alliance Capital[LOGO](R)

Semi-Annual Report
December 31, 1999
(unaudited)

PORTFOLIO OF INVESTMENTS
December 31, 1999 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)   Security(a)               Yield         Value
-------------------------------------------------------------------------------
           MUNICIPAL BONDS-86.4%
           NEW YORK-86.4%
           Albany IDA
           (Davies Office
           Refurbishing Inc.)
           Series 95 AMT VRDN
$   2,210  9/01/15 (b) ........      5.45%      $ 2,210,000
           Series 97 AMT VRDN
    1,750  2/01/17 (b) ........      5.45         1,750,000
           Albany IDA
           (Institute of
           History & Art)
           Series 99A VRDN
    2,130  6/01/04 (b) ........      5.50         2,130,000
           Bath Central School
           District BAN
           Series 99
    7,125  7/21/00 ............      3.60         7,140,029
           Cambridge Central
           School District BAN
           Series 99
    8,576  9/08/00 ............      3.73         8,596,771
           Chautauqua Lake
           Central School
           District BAN
           Series 99
   10,000  2/18/00 ............      3.03        10,002,684
           Series 99
    4,500  6/29/00 ............      3.80         4,509,123
           Commack Union
           Free School
           District TAN
           Series 99
    3,000  6/29/00 ............      3.71         3,005,677
           Duanesburg Central
           School District BAN
    5,795  6/15/00 ............      3.19         5,802,790
           Dutchess County IDA
           (Samuel F.B. Morse
           Historic)
           Series 99 VRDN
    4,000  2/01/29 (b) ........      5.35         4,000,000
           Goshen Central
           School District BAN
           Series 99
    9,550  6/22/00 ............      3.30         9,565,081
           Highland Central
           School District BAN
           Series 99
    4,881  11/10/00 ...........      3.90         4,894,980
           Long Island Power
           Authority
           (Electric System Revenue)
           Series 98-1 VRDN
   15,000  5/01/33 (b) ........      5.75        15,000,000
           Series 98-2 VRDN
   23,300  5/01/33 (b) ........      5.50        23,300,000
           Massapequa Park BAN
           Series 99A
    4,000  9/22/00 ............      3.75         4,006,917
           Middle Country
           Central School
           District TAN
           Series 99
   13,000  6/30/00 ............      3.85        13,024,868
           Monroe County IDA
           (Canal Ponds Park)
           Series 95D VRDN
    2,200  6/15/16 (b) ........      5.30         2,200,000
           New Rochelle Central
           School District TAN
           Series 99
   10,000  6/30/00 ............      3.71        10,019,007
           New York City GO
           FGIC Series 92D VRDN
   20,200  2/01/20 (b) ........      5.70        20,200,000
           New York City GO
           Series 95F-6 VRDN
    7,300  2/15/18 (b) ........      5.40         7,300,000
           New York City GO
           Series A-9
    2,290  8/01/18 ............      5.45         2,290,000
           New York City
           Health & Hospital
           Corp.
           Series 97E
   16,000  2/01/00 ............      3.70        16,000,000
           New York City
           Housing Development
           Corp.
           (Quincy-Green Project)
           Series 98 AMT VRDN
    4,300  12/01/30 (b) .......      5.50         4,300,000
           New York City
           Housing Development
           Corp.
           (Related Broadway)
           Series 98 AMT VRDN
   24,500  12/01/31 (b) .......      5.60        24,500,000

                                                      Alliance Municipal Trust -
PORTFOLIO OF INVESTMENTS (continued)                          New York Portfolio
===============================================================================

 Principal
  Amount
   (000)   Security(a)               Yield         Value
-------------------------------------------------------------------------------
           New York City
           Housing Development
           Corp.
           (West 54th Street)
           Series 99A AMT
           VRDN
$  10,000  12/01/32 (b) .......      5.50%      $10,000,000
           New York City
           Housing Development
           Corp. MFHR
           (Brook Avenue)
           Series 99A AMT VRDN
    5,900  7/01/31 (b) ........      5.50         5,900,000
           New York City
           Housing Development
           Corp. MFHR
           (Gerard Court)
           Series 97 AMT VRDN
    8,100  12/01/29 (b) .......      5.50         8,100,000
           New York City
           Housing Development
           Corp. MFHR
           (Upper 5th Avenue
           Project)
           Series A VRDN
    3,600  1/01/16 (b) ........      4.80         3,600,000
           New York City IDA
           (American Civil
           Liberties Union)
           Series 97 VRDN
    2,717  6/01/12 (b) ........      5.35         2,717,000
           New York City
           Transitional Finance
           Authority
           (Future Tax Secured)
           Series 98 A-1 VRDN
   10,000  11/15/26 (b) .......      5.50        10,000,000
   12,405  11/15/28 (b) .......      5.50        12,405,000
           New York City
           Transitional Finance
           Authority
           (Future Tax Secured)
           Series 98 A-2 VRDN
   14,700  11/15/21 (b) .......      5.45        14,700,000
           New York City
           Transitional Finance
           Authority
           (Future Tax Secured)
           Series 99 B-3 VRDN
   12,000  11/01/28 (b) .......      5.50        12,000,000
           New York State
           Dormitory Authority
           (City University System)
           Series 90A Pre-refunded
    9,000  7/01/00 ............      3.83         9,340,439
           New York State
           Dormitory Authority
           (Memorial
           Sloan-Kettering)
           Series 89A VRDN
    3,600  7/01/19 (b) ........      4.95         3,600,000
           New York State
           Dormitory Authority
           (Memorial
           Sloan-Kettering)
           Series 89C VRDN
    5,000  7/01/19 (b) ........      5.50         5,000,000
           Series 89D VRDN
    2,000  7/01/19 (b) ........      5.50         2,000,000
           Series 96 VRDN
    5,000  7/01/26 (b) ........      5.50         5,000,000
           New York State
           ERDA
           (Niagara Mohawk
           Corp.)
           Series 85B VRDN
    2,400  12/01/25 (b) .......      4.90         2,400,000
           New York State HFA
           (101 West End
           Avenue Project)
           Series 98A AMT VRDN
    8,000  11/01/31 (b) .......      5.20         8,000,000
           New York State HFA
           (101 West End
           Avenue Project)
           Series 99A AMT VRDN
   20,350  11/01/31 (b) .......      5.20        20,350,000
           New York State HFA
           (345 East 94th Street
           Housing)
           Series 99A AMT VRDN
    4,300  11/01/31 (b) .......      5.20         4,300,000
           New York State HFA
           (East 84th Street)
           Series 95A AMT VRDN
    5,000  11/01/28 (b) .......      5.60         5,000,000
           New York State HFA
           MFHR
           (Saxony Apartments)
           Series 97A AMT VRDN
   32,700  11/01/30 (b) .......      5.50        32,700,000

                                  Alliance Municipal Trust - New York Portfolio
===============================================================================

 Principal
  Amount
   (000)   Security(a)               Yield         Value
-------------------------------------------------------------------------------
           New York State
           Local Government
           Assistance Corp.
           Series 93A VRDN
$  17,285  4/01/22 (b) ........        5.45%    $ 17,285,000
           New York State
           Local Government
           Assistance Corp.
           Series 95B VRDN
   12,400  4/01/25 (b) ........        5.40       12,400,000
           New York State
           Local Government
           Assistance Corp.
           Series 95C VRDN
    6,000  4/01/25 (b) ........        5.40        6,000,000
           Niagara County IDA
           (American Ref-Fuel)
           Series 94A VRDN
   10,000  11/15/24 (b) .......        5.50       10,000,000
           Niagara County IDA
           (American Ref-Fuel)
           Series 97B AMT VRDN
   19,300  11/15/24 (b) .......        5.65       19,300,000
           Oneida County IDA
           (Champion Home
           Builders Co.)
           Series 99 VRDN
    6,820  6/01/29 (b) ........        5.55        6,820,000
           Ontario County IDA
           (Ultrafab Inc.)
           Series 95 AMT VRDN
    1,900  12/01/15 (b) .......        5.80        1,900,000
           Port Authority of
           New York &
           New Jersey
           (Versatile Structure)
           AMT VRDN
   15,200  4/01/24 (b) ........        5.00       15,200,000
           Port Authority of
           New York &
           New Jersey
           FGIC Series 118th
    6,500  9/15/00 ............        3.75        6,500,000
           Rensselaer County
           IDA
           (Rensselaer Polytechnic
           Institute Project)
           Series 97A VRDN
    4,325  2/01/22 (b) ........        5.40        4,325,000
           Saint Lawrence
           County IDA
           (Alcoa)
           Series 99B VRDN
    2,500  1/01/22 (b) ........        4.71        2,500,000
           Southeast IDA
           (The Rawplug Project)
           Series 96 AMT VRDN
    2,100  5/01/21 (b) ........        5.45        2,100,000
           Suffolk County IDA
           (ADP Inc. Project)
           Series 97 VRDN
    3,785  4/01/18 (b) ........        5.00        3,785,000
           Suffolk County IDA
           (Bio-Botanica Inc.
           Project)
           Series 99
    4,200  12/01/19 ...........        5.65        4,200,000
           Suffolk County IDA
           (Jefferson's Ferry
           Project)
           Series 99C VRDN
   24,000  11/01/09 (b) .......        5.65       24,000,000
           Westchester County
           IDA
           (Music Conservatory
           of Westchester)
           Series 99 VRDN
    4,500  7/01/29 (b) ........        5.40        4,500,000
           Westchester County
           IDA
           (Rye Country
           Day School)
           Series 99 VRDN
    4,800  5/01/29 (b) ........        5.40        4,800,000
           Westchester County
           IDA
           (Rye Country
           Day School)
           Series 99 VRDN
    5,000  5/01/04 (b) ........        5.40        5,000,000
           York Central School
           District BAN
           Series 99
    5,000  7/26/00 ............        3.62        5,010,250
                                                ------------
           Total Municipal Bonds
           (amortized cost
           $538,485,616).......                  538,485,616
                                                ------------

                                                      Alliance Municipal Trust -
PORTFOLIO OF INVESTMENTS (continued)                          New York Portfolio
===============================================================================

           COMMERCIAL PAPER-6.7%
           NEW YORK-6.7%
           Metropolitan Transit
           Authority BAN
           (Transit Facility
           Special Obligation)
           Series CP-1A
$  17,000  3/07/00 ............      3.60%     $ 17,000,000
           New York State
           Power Authority
           Series 4
   15,000  4/06/00 ............      3.80        15,000,000
   10,000  4/12/00 ............      3.70        10,000,000
                                               ------------
           Total Commercial Paper
           (amortized cost
           $42,000,000)                          42,000,000
                                               ------------

           TOTAL INVESTMENTS-93.1%
           (amortized cost
           $580,485,616).......                $580,485,616
           Other assets less
           liabilities-6.9%....                  43,025,850
                                               ------------

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           623,575,412 shares
           outstanding)........                $623,511,466
                                               ============

-------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      ERDA - Energy Research & Development Authority
      FGIC - Financial Guaranty Insurance Company
      GO   - General Obligation
      HFA  - Housing Financing Agency/Authority
      IDA  - Industrial Development Authority
      MFHR - Multi-Family Housing Revenue
      TAN  - Tax Anticipation Note

      See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES                   Alliance Municipal Trust -
December 31, 1999 (unaudited)                                 New York Portfolio
===============================================================================

ASSETS
   Investments in securities, at value (cost $580,485,616) ....   $ 580,485,616
   Cash .......................................................      20,826,627
   Receivable for investments sold ............................      18,855,000
   Interest receivable ........................................       3,897,530
   Receivable for capital stock sold ..........................         460,599
                                                                  -------------
   Total assets ...............................................     624,525,372
                                                                  -------------

LIABILITIES
   Payable for capital stock redeemed .........................         338,343
   Advisory fee payable .......................................         274,187
   Distribution fee payable ...................................         136,934
   Dividends payable ..........................................         128,956
   Accrued expenses ...........................................         135,486
                                                                  -------------
   Total liabilities ..........................................       1,013,906
                                                                  -------------
NET ASSETS ....................................................   $ 623,511,466
                                                                  =============

COMPOSITION OF NET ASSETS
   Capital shares .............................................   $ 623,532,014
   Accumulated net realized loss on investments ...............         (20,548)
                                                                  -------------
                                                                  $ 623,511,466
                                                                  =============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1999
(unaudited)                        Alliance Municipal Trust - New York Portfolio
================================================================================

INVESTMENT INCOME
   Interest.............................................................                    $ 10,644,922
EXPENSES
   Advisory fee (Note B)................................................   $  1,563,861
   Distribution assistance and administrative service (Note C)..........      1,255,974
   Transfer agency (Note B).............................................        219,609
   Custodian fees.......................................................         69,628
   Printing.............................................................         36,845
   Registration fees....................................................         25,319
   Audit and legal fees.................................................          8,713
   Trustees' fees.......................................................          1,488
   Miscellaneous........................................................          5,580
                                                                           ------------
   Total expenses.......................................................      3,187,017
   Less: expense reimbursement..........................................        (59,295)
                                                                           ------------
   Net expenses.........................................................                       3,127,722
                                                                                            ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..............................                    $  7,517,200
                                                                                            ============

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS
                                   Alliance Municipal Trust - New York Portfolio
================================================================================

                                               Six Months Ended
                                               December 31, 1999    Year Ended
                                                  (unaudited)      June 30, 1999
                                               -----------------   -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .....................   $   7,517,200    $  12,618,378
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income .....................      (7,517,200)     (12,618,378)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .....................      39,280,799       63,669,113
                                                 -------------    -------------
   Total increase ............................      39,280,799       63,669,113
NET ASSETS
   Beginning of year .........................     584,230,667      520,561,554
                                                 -------------    -------------
   End of period .............................   $ 623,511,466    $ 584,230,667
                                                 =============    =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Munici pal Trust-Con necticut Port folio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Munic ipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with gen erally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturi ty. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the require ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net in vestment income for the six months ended December 31, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expens es (excluding taxes, brokerage, interest and, where permitted, extraordinary ex penses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1999, the reimbursement amounted to $59,295.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for provid ing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amount ed to $131,779 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $4,762 under an expense offset arrangement with Alliance Fund Services, Inc.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $781,930. In addition, the Portfolio may reim burse certain broker-dealers for admini strative costs incurred in connection with providing sharehold er services, and may reimburse the Adviser for accounting and book keeping, and legal and compli ance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $474,044 of which $48,000 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1999, capital paid-in aggregated $623,532,014. Transactions, all at $1.00 per share, were as follows:

                                               Six Months Ended     Year Ended
                                               December 31, 1999     June 30,
                                                  (unaudited)          1999
                                               ----------------   --------------

Shares sold ..................................    878,321,259     1,417,305,305
Shares issued on reinvestments of dividends ..      7,517,200        12,618,378
Shares redeemed ..............................   (846,557,660)   (1,366,254,570)
                                                 ------------    --------------
Net increase .................................     39,280,799        63,669,113
                                                 ============    ==============

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - New York Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                    Six Months
                                                      Ended
                                                    December 31,                        Year Ended June 30,
                                                       1999       ---------------------------------------------------------------
                                                    (unaudited)       1999        1998         1997         1996         1995
                                                    -----------   -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year ..............  $    1.00      $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Income From Investment Operations
Net investment income (a) .......................       .012           .022         .027         .027         .028         .028
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Less: Dividends
Dividends from net investment income ............      (.012)         (.022)       (.027)       (.027)       (.028)       (.028)
                                                   ---------      ---------    ---------    ---------    ---------    ---------

Net asset value, end of period ..................  $    1.00      $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                   =========      =========    =========    =========    =========    =========

Total Return
Total investment return based on net
   asset value (b) ..............................       1.21%          2.24%        2.74%        2.77%        2.87%        2.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)          $ 623,511      $ 584,231    $ 520,562    $ 355,461    $ 330,984    $ 177,254
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements .............................       1.00%(c)       1.00%         .93%         .85%         .85%       .85 %
   Expenses, before waivers and
     reimbursements .............................       1.02%(c)       1.04%        1.01%        1.04%        1.03%        1.03%
   Net investment income (a) ....................       2.43%(c)       2.21%        2.69%        2.73%        2.82%        2.81%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(c)   Annualized.

CHANGE IN INDEPENDENT ACCOUNTANT   Alliance Municipal Trust - New York Portfolio
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Doris T. Ciliberti, Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda D. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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                                                                 ---------------
Alliance Municipal Trust - New York Portfolio                       BULK RATE
1345 Avenue of the Americas, New York, NY 10105                    U.S. POSTAGE
Toll free 1 (800) 221-5672                                             PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |#| |4| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital[LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNYSR1299